Earnings/(loss) per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings/(loss) per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2019	2018	2017

Net income/(loss)	$(10,535)	$16,580	$(511,714)
Less dividends on series B preferred shares	(5,769)	(5,769)	(5,769)
Net income/(loss) attributed to common stockholders	$(16,304)	$10,811	$(517,483)

Weighted average number of common shares, basic	95,191,116	103,736,742	95,731,093
Incremental shares	-	979,141	-
Weighted average number of common shares, diluted	95,191,116	104,715,883	95,731,093

Earnings/(loss) per share, basic and diluted	$(0.17)	$0.10	$(5.41)